CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]
Balance (in shares) at Jan. 31, 2015		36,351,700,000
Balance at Jan. 31, 2015	$ 653,670	$ 364	$ 231,395	$ 421,911
Exercise of options and vesting of restricted stock, net of tax (in shares)		195,378,000
Exercise of options and vesting of restricted stock, net of withholding tax	$ (43)	$ 2	(45)
Issuance of common stock under Employee Stock Purchase Plan (in shares)	48,585	48,586,000
Issuance of common stock under Employee Stock Purchase Plan	$ 969	$ 0	969
Repurchase of common stock (in shares)		5,965,275,000
Repurchase of common stock	(151,781)	$ (60)	(151,721)
Stock-based compensation	4,611		4,611
Net income (loss)	30,855			30,855
Balance (in shares) at Jan. 31, 2016		30,630,389,000
Balance at Jan. 31, 2016	538,281	$ 306	85,209	452,766
Exercise of options and vesting of restricted stock, net of tax (in shares)		230,752,000
Exercise of options and vesting of restricted stock, net of withholding tax	$ (695)	$ 3	(698)
Issuance of common stock under Employee Stock Purchase Plan (in shares)	100,758	100,757,000
Issuance of common stock under Employee Stock Purchase Plan	$ 765	$ 1	764
Stock-based compensation	5,001		5,001
Net income (loss)	(25,562)			(25,562)
Balance (in shares) at Jan. 31, 2017		30,961,898,000
Balance at Jan. 31, 2017	517,790	$ 310	90,276	427,204
Exercise of options and vesting of restricted stock, net of tax (in shares)		415,940,000
Exercise of options and vesting of restricted stock, net of withholding tax	$ 1,499	$ 3	1,496
Issuance of common stock under Employee Stock Purchase Plan (in shares)	57,937	57,937,000
Issuance of common stock under Employee Stock Purchase Plan	$ 636	$ 1	635
Stock-based compensation	8,680		8,680
Net income (loss)	6,463			6,463
Balance (in shares) at Jan. 31, 2018		31,435,775,000
Balance at Jan. 31, 2018	$ 535,068	$ 314	$ 101,087	$ 433,667